Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Shareholders Equity [Abstract]
Schedule of Common Stock Warrant Activity

The following table presents the Company’s common stock warrant activity during the six months ended June 30, 2026:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of December 31, 2025	2,033,467	$2.27	2.72
Granted	-	-	-
Exercises	-	-	-
Outstanding and exercisable as of June 30, 2026	2,033,467	$2.27	2.22

The following table presents the Company’s common stock warrant activity for the years ended December 31, 2025 and 2024:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding and exercisable as of January 1, 2024	2,035,135	$1.96	4.28
Granted	200,000	2.28	-
Exercises	(175,001)	2.00	-
Outstanding and exercisable as of December 31, 2024	2,060,134	$2.28	3.71
Exercises	(26,667)	$1.81	-
Outstanding and exercisable as of December 31, 2025	2,033,467	$2.27	2.72